GENERAL AND ADMINISTRATIVE EXPENSES	3 Months Ended
Mar. 31, 2025
GENERAL AND ADMINISTRATIVE EXPENSES

14. GENERAL AND ADMINISTRATIVE EXPENSES

General and administrative expenses consist of the following:

	March 31, 2025	March 31, 2024
Salaries and benefits	$1,000	$396
Office and miscellaneous	446	381
Management and consulting fees	247	107
Professional fees	187	159
Investor relations	95	73
Regulatory and compliance fees	44	41
Depreciation	37	36
Directors fees	34	44
Travel and promotion	33	35
	$2,123	$1,272